OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2010

Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008

Bank Loan
Ratings†
(Unaudited)
Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
SENIOR LOANS: 120.4%
Aerospace & Defense: 1.5%
Avio Group	NR	NR
$556,314	Term Loan, 6.423%, maturing December 13, 2014	$519,358
EUR	708,333	Term Loan, 6.715%, maturing December 13, 2014	1,047,363
EUR	708,333	Term Loan, 7.146%, maturing December 13, 2015	1,047,363
590,346	Term Loan, 7.468%, maturing December 13, 2015	551,130
Delta Air Lines, Inc.	Ba2	BB-
2,970,000	Term Loan, 5.006%, maturing April 30, 2012	2,541,471
Delta Air Lines, Inc.	B2	B
4,977,500	Term Loan, 6.149%, maturing April 30, 2012	3,658,462
Dyncorp International, LLC	Ba2	BB
2,158,064	Term Loan, 4.625%, maturing February 11, 2011	2,087,926
McKechnie Aerospace DE, Inc.	Ba3	B+
1,240,625	Term Loan, 4.709%, maturing May 11, 2014	1,181,695
United Airlines, Inc.	B1	BB-
2,852,468	Term Loan, 4.809%, maturing February 01, 2014	2,202,105
US Airways Group, Inc.	B2	B+
5,920,000	Term Loan, 4.883%, maturing March 24, 2014	4,081,840
18,918,713
Automobile: 1.2%
Dollar Thrifty Automotive Group, Inc.	B1	BB
992,500	Term Loan, 4.381%, maturing June 15, 2014	749,338
Ford Motor Company	Ba3	B+
7,210,710	Term Loan, 5.800%, maturing December 15, 2013	6,239,521
KAR Holdings, Inc.	Ba3	B+
4,962,500	Term Loan, 4.950%, maturing October 20, 2013	4,621,328
Oshkosh Truck Corporation	Ba3	BBB-
2,737,500	Term Loan, 4.760%, maturing December 06, 2013	2,624,198
14,234,385
Beverage, Food & Tobacco: 2.7%
Advance Food Company	B1	BB-
74,948	Term Loan, 1.858%, maturing March 16, 2014	68,203
867,816	Term Loan, 4.450%, maturing March 16, 2014	789,713
ARAMARK Corporation	Ba3	BB
7,605,573	Term Loan, 4.571%, maturing January 26, 2014	7,157,795
3,950,000	Term Loan, 4.571%, maturing January 26, 2014	3,717,444
1,214,024	Term Loan, 5.025%, maturing January 26, 2014	1,142,548
Birds Eye Foods, Inc.	B1	B+
856,667	Term Loan, 4.450%, maturing March 22, 2013	818,117
Bumble Bee Foods, LLC	B1	B+
1,800,000	Term Loan, 5.052%, maturing May 02, 2012	1,710,000
Golden State Foods	B1	B+
4,320,000	Term Loan, 4.649%, maturing February 28, 2011	4,244,400
Pinnacle Foods Holding Corporation	B2	B
7,642,250	Term Loan, 5.473%, maturing April 02, 2014	7,185,083
Sturm Foods, Inc.	B1	B
2,970,000	Term Loan, 5.438%, maturing January 31, 2014	2,341,349
United Biscuits	NR	NR
EUR	775,940	Term Loan, 6.829%, maturing December 14, 2014	1,107,470
GBP	1,000,000	Term Loan, 7.962%, maturing December 14, 2014	1,817,156
Van Houtte, Inc.	B1	BB-
1,091,750	Term Loan, 5.196%, maturing July 19, 2014	1,033,068
148,875	Term Loan, 5.196%, maturing July 19, 2014	130,266
33,262,612
Buildings & Real Estate: 1.2%
Contech Construction Products, Inc.	Ba3	BB
2,689,653	Term Loan, 4.649%, maturing January 31, 2013	2,316,463
Custom Building Products, Inc.	B1	BB-
4,116,063	Term Loan, 6.883%, maturing October 29, 2011	3,580,975
John Maneely Company	B3	B+
4,466,338	Term Loan, 5.975%, maturing December 08, 2013	4,185,329
KCPC Acquisition, Inc.	Ba2	B
560,170	Term Loan, 4.928%, maturing May 22, 2014	518,157
189,655	Term Loan, 5.125%, maturing May 22, 2014	175,431

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008 (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principle Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Buildings & Real Estate (continued)
			Lafarge Roofing	NR	NR
$169,425			Term Loan, 4.506%, maturing June 14, 2015			$123,045
EUR	441,573		Term Loan, 6.856%, maturing June 14, 2015			498,869
EUR	180,337		Term Loan, 6.856%, maturing June 14, 2015			203,737
171,654			Term Loan, 4.756%, maturing March 14, 2016			124,664
EUR	409,551		Term Loan, 7.106%, maturing March 14, 2016			462,691
EUR	210,674		Term Loan, 7.106%, maturing March 14, 2016			238,010
			Shea Capital I, LLC	Ba3	BB-
490,550			Term Loan, 4.434%, maturing October 27, 2011			377,723
			Tishman Speyer	Ba2	BB-
2,000,000			Term Loan, 4.340%, maturing December 27, 2012			1,715,000
						14,520,094
Cargo Transport: 1.3%
			Baker Tanks, Inc.	B1	B
3,465,000			Term Loan, 5.086%, maturing May 08, 2014			3,205,125
			Dockwise Transport, N.V.	NR	NR
1,368,524			Term Loan, 5.071%, maturing January 11, 2015			1,288,979
1,000,000			Term Loan, 5.071%, maturing January 11, 2015			941,875
1,368,524			Term Loan, 5.571%, maturing January 11, 2016			1,288,979
1,000,000			Term Loan, 5.571%, maturing January 11, 2016			941,875
750,000			Term Loan, 7.196%, maturing July 11, 2016			658,750
700,000			Term Loan, 7.196%, maturing October 20, 2016			614,833
			Gainey Corporation	Caa2	CC
1,124,379		(3)	Term Loan, 9.816%, maturing April 20, 2012			522,836
			Greatwide Logistics Services, Inc.	B3	B
2,459,375			Term Loan, 6.200%, maturing December 19, 2013			1,947,518
			Inmar, Inc.	B1	B
682,033			Term Loan, 5.200%, maturing April 29, 2013			641,111
			Kenan Advantage Group, Inc.	B3	B+
419,603			Term Loan, 6.196%, maturing December 16, 2011			392,329
		(2)	Neoplan USA Corporation	NR	NR
84,105		(3)	Term Loan, 0.000%, maturing June 30, 2006			2,980
			TNT Logistics	Ba2	BB-
1,902,544			Term Loan, 5.381%, maturing November 04, 2013			1,797,904
723,070			Term Loan, 5.696%, maturing November 04, 2013			686,315
			US Shipping Partners, L.P.	Caa2	B
1,795,275			Term Loan, 6.196%, maturing March 31, 2012			1,551,042
						16,482,451
Cellular: 0.8%
			Alltel Communications, Inc.	Ba3	BB-
4,000,000			Term Loan, 5.248%, maturing May 16, 2015			3,705,716
997,494			Term Loan, 5.550%, maturing May 16, 2015			927,046
			Centennial Communications Corporation	Ba2	BB-
2,099,219			Term Loan, 4.795%, maturing February 09, 2011			2,058,285
			Cricket Communications, Inc.	Ba2	B+
1,905,152			Term Loan, 5.696%, maturing June 16, 2013			1,873,399
			NTELOS, Inc.	Ba3	BB-
1,654,312			Term Loan, 5.268%, maturing August 24, 2011			1,622,777
						10,187,223
Chemicals, Plastics & Rubber: 6.0%
			AZ Chem US, Inc.	B1	BB-
EUR	714,414		Term Loan, 6.640%, maturing February 28, 2013			900,187
			AZ Chem US, Inc.	Caa1	CCC+
333,333			Term Loan, 8.150%, maturing February 28, 2014			225,000
			Borsodchem Nyrt.	NR	NR
EUR	804,394		Term Loan, 6.812%, maturing March 26, 2015			1,109,500
EUR	804,394		Term Loan, 7.312%, maturing March 26, 2016			1,112,628
			Brenntag Holding GmbH & Co. KG	B1	B+
1,767,273			Term Loan, 5.794%, maturing January 17, 2014			1,654,609
5,432,727			Term Loan, 5.794%, maturing January 17, 2014			5,086,391
EUR	500,000		Term Loan, 6.517%, maturing January 17, 2014			733,960
GBP	1,000,000		Term Loan, 7.983%, maturing September 21, 2014			1,856,767
			Celanese	Ba2	BB+
5,442,334			Term Loan, 2.803%, maturing April 02, 2014			5,235,977
			Cristal Inorganic Chemicals, Inc.	Ba3	B+
3,690,750			Term Loan, 4.946%, maturing May 15, 2014			3,210,952
			Cristal Inorganic Chemicals, Inc.	B3	CCC
1,150,000			Term Loan, 8.446%, maturing November 15, 2014			905,625
			Flint Group	NR	NR
936,821			Term Loan, 4.880%, maturing December 31, 2012			838,748
353,279			Term Loan, 4.880%, maturing December 31, 2014			316,295
2,333,333			Term Loan, 4.880%, maturing May 29, 2015			2,089,064
EUR	666,667		Term Loan, 6.983%, maturing May 29, 2015			915,643
1,290,100			Term Loan, 4.880%, maturing December 31, 2015			1,155,043

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008 (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principle Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Chemicals, Plastics & Rubber (continued)
			Hawkeye Renewables, LLC	B3	NR
$3,626,591			Term Loan, 6.955%, maturing June 30, 2012			$2,425,283
			Hexion Specialty Chemicals, Inc.	Ba3	B+
9,569,637			Term Loan, 4.938%, maturing May 05, 2013			9,097,988
1,764,000			Term Loan, 4.959%, maturing May 05, 2013			1,677,059
2,077,934			Term Loan, 5.000%, maturing May 05, 2013			1,975,521
985,000			Term Loan, 5.000%, maturing May 05, 2013			936,453
			Ineos US Finance, LLC	Ba3	BB-
3,225,922			Term Loan, 4.885%, maturing December 16, 2012			2,981,962
2,781,711			Term Loan, 4.885%, maturing December 16, 2013			2,558,014
EUR	793,922		Term Loan, 7.206%, maturing December 23, 2013			1,135,707
EUR	140,346		Term Loan, 7.206%, maturing December 23, 2013			200,766
EUR	793,323		Term Loan, 7.706%, maturing December 23, 2013			1,134,851
2,780,537			Term Loan, 5.385%, maturing December 23, 2014			2,556,935
EUR	140,283		Term Loan, 7.706%, maturing December 23, 2014			200,675
			ISP Chemco, Inc.	Ba3	BB-
4,962,500			Term Loan, 4.236%, maturing June 04, 2014			4,736,086
			Kraton Polymers, LLC	B1	B-
2,367,611			Term Loan, 4.750%, maturing May 12, 2013			2,077,579
			Lucite International US Finco, Ltd.	Ba3	BB-
EUR	675,845		Term Loan, 4.410%, maturing July 07, 2013			968,551
1,030,382			Term Loan, 5.150%, maturing July 07, 2013			949,239
699,375			Term Loan, 5.150%, maturing July 07, 2013			644,299
			LyondellBasell Industries	Ba2	BB
3,250,000		(4)	Term Loan, maturing April 30, 2015			2,954,250
			MacDermid, Inc.	B1	BB-
2,052,206			Term Loan, 4.696%, maturing April 12, 2014			1,880,333
EUR	968,630		Term Loan, 6.981%, maturing April 12, 2014			1,337,286
			Northeast Biofuels, LLC	B1	B
1,073,171			Term Loan, 5.946%, maturing June 30, 2013			965,854
			Polypore, Inc.	Ba2	BB-
3,308,333			Term Loan, 5.110%, maturing July 03, 2014			3,194,609
						73,935,689
Containers, Packaging & Glass: 3.8%
			Berry Plastics Corporation	B1	BB-
11,849,109			Term Loan, 4.784%, maturing April 03, 2015			11,010,785
			Graham Packaging Company	B1	B+
8,119,746			Term Loan, 5.037%, maturing October 07, 2011			7,773,528
			Graphic Packaging International, Inc.	Ba3	BB-
10,110,113			Term Loan, 4.795%, maturing May 16, 2014			9,639,427
			Klockner Pentaplast	NR	NR
2,499,375			Term Loan, 5.210%, maturing January 03, 2016			1,818,295
EUR	720,820		Term Loan, 7.242%, maturing January 03, 2016			818,205
EUR	1,529,180		Term Loan, 7.242%, maturing January 03, 2016			1,735,775
			Mauser AG	NR	NR
EUR	875,000		Term Loan, 6.762%, maturing June 13, 2013			1,023,131
EUR	875,000		Term Loan, 7.012%, maturing June 13, 2014			1,032,772
1,179,779			Term Loan, 4.757%, maturing June 13, 2015			886,801
1,179,779			Term Loan, 5.007%, maturing June 13, 2016			895,157
			Owens-Illinois	Baa3	BBB-
EUR	2,154,375		Term Loan, 5.884%, maturing June 14, 2013			3,094,407
			Pro Mach, Inc.	B1	B
2,450,000			Term Loan, 4.950%, maturing December 01, 2011			2,290,750
			Tegrant Holding Company	B2	B
495,000			Term Loan, 5.430%, maturing March 08, 2014			340,312
			Tegrant Holding Company	Caa2	CCC-
500,000			Term Loan, 8.180%, maturing March 08, 2015			205,000
			Xerium Technologies, Inc.	Caa1	CCC+
4,554,190			Term Loan, 5.446%, maturing May 18, 2012			3,848,290
						46,412,635
Data and Internet Services: 5.2%
			Activant Solutions, Inc.	B1	B+
2,327,244			Term Loan, 4.759%, maturing May 02, 2013			2,068,338
			Acxiom Corporation	Ba2	BB+
1,703,333			Term Loan, 4.893%, maturing September 15, 2012			1,639,458
			Amadeus IT Group, S.A.	NR	NR
EUR	768,581		Term Loan, 6.709%, maturing May 04, 2015			1,105,293
EUR	768,581		Term Loan, 7.209%, maturing May 04, 2016			1,105,507
			Audatex	Ba3	BB-
3,098,073			Term Loan, 4.875%, maturing May 16, 2014			2,881,208
			Carlson Wagonlit Holdings, B.V.	Ba2	BB-
2,750,000			Term Loan, 5.149%, maturing August 03, 2012			2,499,062

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008 (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Data and Internet Services (continued)
		First Data Corporation	Ba3	BB-
$5,469,438		Term Loan, 5.168%, maturing September 24, 2014			$5,087,201
	248,750	Term Loan, 5.355%, maturing September 24, 2014			231,422
	2,192,827	Term Loan, 5.355%, maturing September 24, 2014			2,041,248
		Orbitz	B1	BB-
	11,935,000	Term Loan, 5.673%, maturing July 25, 2014			10,085,075
		Reynolds & Reynolds Company	Ba2	BB
	9,855,732	Term Loan, 4.383%, maturing October 26, 2012			9,449,183
		Sabre, Inc.	B1	B+
	15,117,064	Term Loan, 4.691%, maturing September 30, 2014			12,957,213
		Sitel, LLC	B2	B+
	4,380,572	Term Loan, 5.163%, maturing January 30, 2014			3,548,263
		Sungard Data Systems, Inc.	Ba3	BB
	4,642,454	Term Loan, 4.508%, maturing February 28, 2014			4,390,809
		Transaction Network Services, Inc.	B1	BB-
	2,510,321	Term Loan, 4.621%, maturing March 28, 2014			2,322,047
		Travelport, Inc.	Ba3	BB-
	1,556,322	Term Loan, 4.631%, maturing August 23, 2013			1,430,844
	312,277	Term Loan, 4.946%, maturing August 23, 2013			287,100
	992,500	Term Loan, 4.631%, maturing May 23, 2014			909,130
					64,038,401
Diversified / Conglomerate Manufacturing: 2.8%
		BOC Edwards	B1	BB
	3,225,625	Term Loan, 4.644%, maturing May 31, 2014			2,548,244
		Brand Services, Inc.	B1	B
	2,831,958	Term Loan, 5.014%, maturing February 07, 2014			2,591,242
	1,238,250	Term Loan, 6.024%, maturing February 07, 2014			1,176,338
		Brand Services, Inc.	Caa1	CCC+
	1,600,000	Term Loan, 8.838%, maturing February 07, 2015			1,400,000
		Dresser, Inc.	B2	B+
	4,910,577	Term Loan, 5.211%, maturing May 04, 2014			4,711,085
		EPD, Inc.	B1	B+
	561,094	Term Loan, 4.890%, maturing July 31, 2014			477,164
	3,917,813	Term Loan, 5.400%, maturing July 31, 2014			3,331,774
		Ferretti, S.P.A.	NR	NR
EUR	866,500	Term Loan, 4.715%, maturing March 31, 2015			1,273,791
EUR	866,500	Term Loan, 4.715%, maturing March 31, 2016			1,273,791
		Flextronics International, Ltd.	Ba1	BB+
	922,293	Term Loan, 4.947%, maturing October 01, 2014			869,261
	263,766	Term Loan, 4.963%, maturing October 01, 2014			245,962
		Generac Power Systems, Inc.	B1	B
	4,405,756	Term Loan, 5.184%, maturing November 09, 2013			3,612,720
		Mueller Group, Inc.	Ba3	BB+
	2,450,637	Term Loan, 4.571%, maturing May 24, 2014			2,315,852
		Rexnord Corporation / RBS Global, Inc.	Ba2	BB-
	987,500	Term Loan, 4.978%, maturing July 19, 2013			938,125
		Sensata Technologies	Ba3	BB
	5,182,564	Term Loan, 4.662%, maturing April 27, 2013			4,793,872
EUR	1,965,023	Term Loan, 6.846%, maturing April 27, 2013			2,751,110
		Textron Fastening Systems	B2	B+
	492,500	Term Loan, 6.196%, maturing August 11, 2013			462,950
					34,773,281
Diversified / Conglomerate Service: 3.2%
		Affinion Group	Ba2	BB
	3,937,668	Term Loan, 5.167%, maturing October 17, 2012			3,777,700
		AlixPartners, LLP	B1	BB-
	2,578,769	Term Loan, 4.710%, maturing October 12, 2013			2,505,705
		Brickman Group	Ba3	BB-
	2,475,000	Term Loan, 4.696%, maturing January 23, 2014			2,326,500
		Catalina Marketing Corporation	Ba3	BB-
	2,985,000	Term Loan, 5.696%, maturing October 01, 2014			2,834,505
		Coach America Holdings, Inc.	B2	B
	2,370,910	Term Loan, 5.399%, maturing April 20, 2014			1,564,801
	493,837	Term Loan, 5.446%, maturing April 20, 2014			325,932
		Fleetcor Technologies Operating Company, LLC	Ba3	B+
	133,333	Term Loan, 4.880%, maturing April 30, 2013			127,333
	660,000	Term Loan, 5.075%, maturing April 30, 2013			630,300
		Intergraph Corporation	Ba3	BB-
	2,792,584	Term Loan, 4.646%, maturing May 29, 2014			2,696,589

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008 (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principle Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Diversified / Conglomerate Service (continued)
		ISS Global A/S	NR	NR
EUR	877,193	Term Loan, 6.652%, maturing December 31, 2013			$1,276,717
EUR	122,807	Term Loan, 6.652%, maturing December 31, 2013			178,740
		ISTA International GmbH	NR	NR
EUR	497,217	Term Loan, 6.769%, maturing May 14, 2015			672,480
EUR	2,502,783	Term Loan, 6.769%, maturing May 14, 2015			3,384,984
		Mitchell International, Inc.	Ba3	B+
792,000		Term Loan, 4.671%, maturing March 28, 2014			760,815
		Mitchell International, Inc.	Caa1	B+
250,000		Term Loan, 7.938%, maturing March 28, 2015			238,750
		Valley National Gases, Inc.	Ba3	BB-
1,613,700		Term Loan, 4.885%, maturing February 28, 2014			1,460,398
		Valley National Gases, Inc.	B3	CCC+
500,000		Term Loan, 8.381%, maturing August 28, 2014			425,000
		Valleycrest Companies, LLC	B1	B+
1,976,906		Term Loan, 5.076%, maturing October 04, 2013			1,769,331
		Vertafore, Inc.	B1	B
4,059,153		Term Loan, 5.138%, maturing January 31, 2012			3,805,456
		West Corporation	B1	BB-
9,417,803		Term Loan, 5.155%, maturing October 24, 2013			8,746,785
					39,508,821
Diversified Nat’l Rsrcs, Precious Metals & Minerals: 0.6%
		Georgia Pacific Corporation	Ba2	BB+
7,590,684		Term Loan, 4.685%, maturing December 20, 2012			7,206,800
					7,206,800
Ecological: 0.1%
		Synagro Technologies, Inc.	B1	B+
1,091,750		Term Loan, 4.690%, maturing April 02, 2014			944,364
		Synagro Technologies, Inc.	Caa2	CCC+
590,000		Term Loan, 7.440%, maturing October 02, 2014			429,225
					1,373,589
Electronics: 1.2%
		Aeroflex, Inc.	Ba3	BB-
995,000		Term Loan, 5.938%, maturing August 15, 2014			935,300
		Decision One	NR	NR
447,682		Term Loan, 12.000%, maturing April 15, 2010			402,913
		Freescale Semiconductor, Inc.	Ba1	BB
2,618,998		Term Loan, 4.578%, maturing December 01, 2013			2,363,347
		Infor Global Solutions	B1	B+
496,250		Term Loan, 5.450%, maturing July 28, 2012			407,545
EUR	987,500	Term Loan, 7.731%, maturing July 28, 2012			1,282,689
		Infor Global Solutions	Caa2	CCC+
EUR	500,000	Term Loan, 10.978%, maturing March 02, 2014			515,940
		Kronos, Inc.	Ba3	B+
2,956,071		Term Loan, 4.946%, maturing June 11, 2014			2,730,671
		NXP, B.V.	Ba3	BB-
1,750,000		Floating Rate Note, 5.463%, maturing October 15, 2013			1,601,250
EUR	1,500,000	Floating Rate Note, 7.497%, maturing October 15, 2013			2,070,892
		ON Semiconductor	Baa3	BB
2,666,198		Term Loan, 4.446%, maturing September 03, 2013			2,539,554
					14,850,101
Finance: 0.6%
		LPL Holdings, Inc.	B1	B
7,431,203		Term Loan, 7.231%, maturing June 28, 2013			6,985,331
					6,985,331
Foreign Cable, Foreign TV, Radio and Equipment: 5.3%
		Casema Bidco/Serpering Investments, B.V.	NR	NR
EUR	120,197	Term Loan, 6.874%, maturing November 14, 2014			180,863
EUR	113,008	Term Loan, 6.874%, maturing November 14, 2014			170,046
EUR	58,702	Term Loan, 6.874%, maturing November 14, 2014			88,330
EUR	119,999	Term Loan, 7.374%, maturing November 14, 2015			180,655
EUR	171,427	Term Loan, 7.374%, maturing November 14, 2015			258,079
		Com Hem	NR	NR
SEK	8,666,667	Term Loan, 7.195%, maturing January 31, 2014			1,312,869
SEK	8,000,000	Term Loan, 7.320%, maturing January 31, 2015			1,211,879
		Levana Holding 4 GmbH/ProSiebenSat.1	NR	NR
EUR	1,297,631	Term Loan, 6.770%, maturing March 02, 2015			1,417,433
EUR	1,297,631	Term Loan, 7.284%, maturing March 02, 2016			1,417,433
		Numericable/YPSO France SAS	NR	NR
EUR	957,340	Term Loan, 6.873%, maturing July 28, 2016			1,287,260
EUR	2,480,685	Term Loan, 6.873%, maturing July 28, 2016			3,335,582
EUR	1,561,975	Term Loan, 6.873%, maturing July 28, 2016			2,100,265
EUR	694,875	Term Loan, 7.123%, maturing July 28, 2016			936,821
EUR	1,305,125	Term Loan, 7.123%, maturing July 28, 2016			1,759,552

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008 (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principle Amount			Borrower\Tranche Description	Moody’s	S&P	Market Value
Foreign Cable, Foreign TV, Radio and Equipment (continued)
			ProSiebenSat.1 Media AG	NR	NR
EUR	64,583		Term Loan, 6.605%, maturing July 02, 2014			$83,738
EUR	1,190,021		Term Loan, 6.605%, maturing July 02, 2014			1,542,971
SEK	2,269,914		Term Loan, 6.742%, maturing July 02, 2014			315,384
EUR	3,258,145		Term Loan, 6.730%, maturing May 09, 2015			4,225,022
EUR	146,593		Term Loan, 6.730%, maturing May 09, 2015			190,095
			TDF, S.A.	NR	NR
EUR	1,500,000		Term Loan, 6.386%, maturing January 31, 2015			2,038,600
EUR	1,500,000		Term Loan, 6.645%, maturing January 31, 2016			2,038,600
			UPC Financing Partnership	Ba3	B+
7,000,000			Term Loan, 4.553%, maturing December 31, 2014			6,590,941
EUR	1,741,434		Term Loan, 6.391%, maturing December 31, 2014			2,473,913
EUR	9,473,566		Term Loan, 6.391%, maturing December 31, 2014			13,458,323
			Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	3,383,112		Term Loan, 7.657%, maturing September 03, 2012			6,236,549
GBP	3,954,322		Term Loan, 7.657%, maturing September 03, 2012			7,289,537
GBP	565,324		Term Loan, 7.680%, maturing September 03, 2012			1,042,138
GBP	1,111,804		Term Loan, 7.680%, maturing September 03, 2012			2,049,538
						65,232,416
Gaming: 3.3%
			Cannery Casino Resorts, LLC	B2	BB
590,551			Term Loan, 3.475%, maturing May 18, 2013			570,620
1,641,142			Term Loan, 4.945%, maturing May 18, 2013			1,585,753
			CCM Merger, Inc.	B1	BB-
3,558,180			Term Loan, 4.691%, maturing July 13, 2012			3,358,032
			Centaur, LLC	B1	BB-
1,649,123			Term Loan, 6.696%, maturing October 30, 2012			1,426,491
			Fontainebleau Las Vegas, LLC	B1	B+
2,666,667			Term Loan, 6.258%, maturing June 06, 2014			2,270,000
			Golden Nugget, Inc.	B1	BB-
1,113,636			Term Loan, 4.427%, maturing June 30, 2014			1,020,369
			Green Valley Ranch Gaming, LLC	B1	BB-
953,636			Term Loan, 4.654%, maturing February 16, 2014			805,028
			Green Valley Ranch Gaming, LLC	Caa1	CCC+
500,000			Term Loan, 5.894%, maturing August 16, 2014			333,125
			Greenwood Racing, Inc.	B2	BB-
1,481,250			Term Loan, 4.640%, maturing November 28, 2011			1,384,969
			Harrahs Operating Company, Inc.	Ba2	BB
2,000,000			Term Loan, 5.920%, maturing January 28, 2015			1,870,750
			Isle Of Capri Casinos, Inc.	Ba3	BB
1,409,325			Term Loan, 4.446%, maturing July 26, 2014			1,275,439
1,869,681			Term Loan, 4.446%, maturing July 26, 2014			1,692,061
4,674,201			Term Loan, 4.446%, maturing July 26, 2014			4,230,152
			Las Vegas Sands, LLC	Ba3	BB
1,600,000			Term Loan, 4.170%, maturing May 23, 2014			1,476,110
6,352,000			Term Loan, 4.450%, maturing May 23, 2014			5,860,158
			New World Gaming Partners, Ltd.	Ba3	BB-
3,740,625			Term Loan, 5.188%, maturing September 30, 2014			3,244,992
750,000			Term Loan, 5.188%, maturing September 30, 2014			650,625
			Penn National Gaming, Inc.	Ba2	BBB-
15,267			Term Loan, 4.579%, maturing October 03, 2012			14,909
			Seminole Tribe Of Florida	Baa3	BBB
20,469			Term Loan, 4.625%, maturing March 05, 2014			20,008
		(2)	Tropicana Entertainment - Landco	NR	D
2,000,000			Term Loan, 6.946%, maturing July 03, 2008			1,918,750
			VML US Finance, LLC	B1	BB-
1,667,738			Term Loan, 4.950%, maturing May 25, 2012			1,615,231
4,532,262			Term Loan, 4.950%, maturing May 25, 2013			4,389,569
						41,013,141
Grocery: 0.1%
			Roundys Supermarkets, Inc.	Ba3	B+
1,697,495			Term Loan, 5.280%, maturing November 03, 2011			1,629,595
						1,629,595
Healthcare, Education and Childcare: 11.8%
			Accellent, Inc.	B2	B+
2,932,500			Term Loan, 5.138%, maturing November 22, 2012			2,565,938
			AGA Medical Corporation	B1	BB-
3,722,471			Term Loan, 4.725%, maturing April 28, 2013			3,350,224
			Catalent Pharma Solutions	Ba3	BB-
5,712,389			Term Loan, 4.946%, maturing April 10, 2014			5,109,018

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008 (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principle Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Healthcare, Education and Childcare (continued)
		CHG Medical Staffing, Inc.	Ba3	B+
$400,000		Term Loan, 2.560%, maturing January 08, 2013			$372,000
1,584,000		Term Loan, 5.151%, maturing January 08, 2013			1,473,120
		CHS/Community Health Systems, Inc.	Ba3	BB
27,153,767		Term Loan, 4.835%, maturing July 25, 2014			25,689,038
		Concentra Operating Corporation	B1	B+
2,779,000		Term Loan, 4.946%, maturing June 25, 2014			2,542,785
		CRC Health Corporation	Ba3	BB-
1,812,045		Term Loan, 4.921%, maturing February 06, 2013			1,703,322
1,470,113		Term Loan, 4.921%, maturing February 06, 2013			1,381,906
		Education Management Corporation	B2	B+
8,213,877		Term Loan, 4.500%, maturing June 01, 2013			7,590,140
		Emdeon Business Services, LLC	B1	BB-
2,843,295		Term Loan, 4.700%, maturing November 16, 2013			2,690,468
		EMSC, L.P.	Ba1	BB
3,194,155		Term Loan, 4.993%, maturing February 10, 2012			3,076,370
		Gambro	NR	NR
646,459		Term Loan, 5.219%, maturing June 05, 2014			586,123
SEK	2,146,343	Term Loan, 7.458%, maturing June 05, 2014			324,393
SEK	2,111,070	Term Loan, 7.458%, maturing June 05, 2014			319,062
646,459		Term Loan, 5.719%, maturing June 05, 2015			586,123
SEK	2,111,070	Term Loan, 7.958%, maturing June 05, 2015			319,062
SEK	2,146,343	Term Loan, 7.958%, maturing June 05, 2015			324,393
		Gentiva Health Services, Inc.	Ba3	BB-
3,351,351		Term Loan, 4.475%, maturing March 31, 2013			3,100,000
		Golden Gate National Senior Care Holdings, LLC	Ba3	BB-
1,630,286		Term Loan, 5.131%, maturing March 14, 2011			1,532,469
		Harlan Sprague Dawley, Inc.	B2	BB-
3,502,625		Term Loan, 5.239%, maturing July 11, 2014			3,292,467
		Harrington Holdings, Inc.	B1	BB-
2,640,000		Term Loan, 4.631%, maturing January 11, 2014			2,442,000
		HCA, Inc.	Ba3	BB
15,146,159		Term Loan, 4.946%, maturing November 17, 2013			14,283,267
		Health Management Associates, Inc.	Ba3	BB-
5,746,364		Term Loan, 4.446%, maturing February 28, 2014			5,356,433
		Iasis Healthcare, LLC	Ba2	B+
3,627,508		Term Loan, 4.379%, maturing March 15, 2014			3,447,645
1,251,987		Term Loan, 4.381%, maturing March 15, 2014			1,189,910
333,863		Term Loan, 6.631%, maturing March 15, 2014			317,309
		IM US Holdings, LLC	B1	BB
4,962,500		Term Loan, 4.671%, maturing June 26, 2014			4,652,344
		inVentiv Health, Inc.	Ba3	BB-
1,403,679		Term Loan, 4.450%, maturing July 06, 2014			1,322,967
		Multiplan, Inc.	B1	B+
1,931,294		Term Loan, 4.938%, maturing April 12, 2013			1,827,487
		National Mentor, Inc.	B1	B+
117,736		Term Loan, 4.559%, maturing June 29, 2013			102,136
1,984,787		Term Loan, 4.700%, maturing June 29, 2013			1,721,803
		Nycomed	NR	NR
EUR	535,383	Term Loan, 6.978%, maturing December 10, 2014			716,690
EUR	1,397,300	Term Loan, 6.978%, maturing December 10, 2014			1,870,494
EUR	86,211	Term Loan, 6.978%, maturing December 10, 2014			115,407
EUR	54,917	Term Loan, 6.978%, maturing December 10, 2014			73,515
EUR	388,312	Term Loan, 6.978%, maturing December 10, 2014			519,814
EUR	54,917	Term Loan, 7.728%, maturing December 10, 2014			73,515
EUR	388,312	Term Loan, 7.728%, maturing December 10, 2014			519,814
EUR	1,397,300	Term Loan, 7.728%, maturing December 10, 2014			1,870,494
EUR	535,383	Term Loan, 7.728%, maturing December 10, 2014			716,690
EUR	86,211	Term Loan, 7.728%, maturing December 10, 2014			115,407
		Orthofix International/Colgate Medical	B1	BB+
1,776,818		Term Loan, 4.640%, maturing September 22, 2013			1,643,557
		Quintiles Transnational Corporation	B1	BB
5,243,000		Term Loan, 4.700%, maturing March 31, 2013			5,010,342
		Renal Advantage, Inc.	NR	B+
4,385,472		Term Loan, 5.264%, maturing October 06, 2012			4,122,344
		Sterigenics International, Inc.	B3	BB-
2,436,638		Term Loan, 5.050%, maturing November 21, 2013			2,229,524
		Stiefel Laboratories, Inc.	B1	BB-
2,098,239		Term Loan, 4.966%, maturing December 28, 2013			2,040,538
1,604,886		Term Loan, 4.966%, maturing December 28, 2013			1,560,751

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008 (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Healthcare, Education and Childcare (continued)
		Sun Healthcare Group, Inc.	Ba2	B+
$305,747		Term Loan, 4.696%, maturing April 12, 2014			$285,874
	1,192,587	Term Loan, 4.789%, maturing April 12, 2014			1,115,069
	192,731	Term Loan, 4.798%, maturing April 12, 2014			180,204
		Surgical Care Affiliates, LLC	Ba3	B
	2,977,500	Term Loan, 4.946%, maturing December 29, 2014			2,597,869
		Team Health, Inc.	B1	BB-
	2,716,198	Term Loan, 4.641%, maturing November 23, 2012			2,492,112
		United Surgical Partners International, Inc.	Ba3	B
	312,500	Term Loan, 4.093%, maturing April 19, 2014			285,937
	2,075,806	Term Loan, 5.490%, maturing April 19, 2014			1,899,363
		Viant Holdings, Inc.	Ba3	B+
	992,500	Term Loan, 4.946%, maturing June 25, 2014			873,400
		VWR International, Inc.	B1	B+
	4,500,000	Term Loan, 5.196%, maturing June 29, 2014			4,196,250
EUR	2,500,000	Term Loan, 7.231%, maturing June 29, 2014			3,650,797
					145,367,493
Home & Office Furnishings: 1.4%
		Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	Term Loan, 7.148%, maturing October 19, 2014			1,696,576
EUR	1,250,000	Term Loan, 7.648%, maturing October 19, 2015			1,699,817
		Hilding Anders	NR	NR
EUR	367,247	Term Loan, 6.968%, maturing April 25, 2015			501,306
SEK	20,194,780	Term Loan, 7.113%, maturing April 25, 2015			2,752,020
		National Bedding Company	B1	BB
	4,138,798	Term Loan, 4.741%, maturing February 28, 2013			3,345,527
		Simmons Company	Ba2	BB-
	6,991,524	Term Loan, 5.610%, maturing December 19, 2011			6,274,893
		Springs Window Fashions, LLC	B2	B+
	1,418,066	Term Loan, 5.500%, maturing December 31, 2012			1,006,827
					17,276,966
Insurance: 1.6%
		AmWINS Group, Inc.	B2	B-
	2,481,250	Term Loan, 5.123%, maturing June 08, 2013			1,997,406
		Applied Systems, Inc.	B1	B-
	1,907,273	Term Loan, 5.396%, maturing September 26, 2013			1,773,764
		Conseco, Inc.	Ba3	B+
	7,395,040	Term Loan, 4.381%, maturing October 10, 2013			6,336,625
		Crawford & Company	B1	BB-
	2,853,036	Term Loan, 5.450%, maturing October 30, 2013			2,667,588
		Hub International, Ltd.	B2	B+
	354,069	Term Loan, 4.402%, maturing June 13, 2014			321,760
	2,027,165	Term Loan, 5.196%, maturing June 13, 2014			1,842,186
		Swett & Crawford	B2	B
	3,168,000	Term Loan, 4.966%, maturing April 03, 2014			2,439,360
		USI Holdings Corporation	B2	B
	2,233,125	Term Loan, 5.450%, maturing May 05, 2014			2,071,223
					19,449,912
Leisure, Amusement, Entertainment: 5.8%
		24 Hour Fitness Worldwide, Inc.	Ba3	B+
	4,165,000	Term Loan, 5.933%, maturing June 08, 2012			3,915,100
		Alpha D2, Ltd.	NR	NR
	2,285,714	Term Loan, 7.093%, maturing December 31, 2013			2,160,816
	1,714,286	Term Loan, 7.093%, maturing December 31, 2013			1,620,612
		AMF Bowling Worldwide, Inc.	B1	B+
	3,101,563	Term Loan, 5.468%, maturing June 10, 2013			2,465,742
		Cedar Fair, L.P.	Ba3	BB
	1,872,766	Term Loan, 4.381%, maturing August 30, 2012			1,786,411
		Cinemark USA, Inc.	Ba3	B
	3,688,682	Term Loan, 4.480%, maturing October 05, 2013			3,515,115
		HIT Entertainment, Inc.	Ba3	B+
	3,404,852	Term Loan, 4.790%, maturing March 20, 2012			3,094,159
		Kerasotes Showplace Theater, LLC	B1	B-
	150,000	Revolver, 1.178%, maturing October 31, 2010			143,250
	375,971	Term Loan, 4.688%, maturing October 28, 2011			359,522
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	10,996,901	Term Loan, 5.946%, maturing April 08, 2012			8,929,824
	33,241,693	Term Loan, 5.946%, maturing April 08, 2012			26,993,285
		NEP II, Inc.	B1	B
	4,452,497	Term Loan, 4.946%, maturing February 16, 2014			4,048,064

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008 (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Leisure, Amusement, Entertainment (continued)
		Warner Music Group	Ba3	BB
$12,892,181		Term Loan, 4.613%, maturing February 28, 2011			$12,150,880
					71,182,780
Lodging: 2.0%
		Audio Visual Services Corporation	Ba3	B+
	1,492,500	Term Loan, 4.950%, maturing February 28, 2014			1,283,550
		Hotel Del Coronado	B1	B+
	24,600,000	Term Loan, 4.466%, maturing January 15, 2009			22,992,021
					24,275,571
Machinery: 0.7%
		Enersys Capital, Inc.	Ba2	BB
	759,694	Term Loan, 4.437%, maturing March 17, 2011			755,896
		Kion Group	NR	NR
EUR	1,238,909	Term Loan, 6.775%, maturing December 23, 2014			1,832,329
EUR	1,145,833	Term Loan, 7.275%, maturing December 23, 2015			1,694,672
		LN Acquisition Corporation	B1	BB-
	360,909	Term Loan, 5.399%, maturing July 11, 2014			342,864
	135,341	Term Loan, 5.403%, maturing July 11, 2014			128,574
		Maxim Crane Works, L.P.	B1	BB-
	3,473,750	Term Loan, 4.725%, maturing June 29, 2014			3,449,868
		NACCO Materials Handling Group, Inc.	NR	NR
	982,500	Term Loan, 4.776%, maturing March 21, 2013			896,531
					9,100,734
Mining, Steel, Iron & Nonprecious Metals: 0.9%
		Continental Alloys & Services, Inc.	B2	B
	493,750	Term Loan, 3.288%, maturing June 15, 2012			464,125
		Noranda Aluminum Acquisition Corporation	Ba2	BB-
	826,245	Term Loan, 4.719%, maturing May 18, 2014			799,392
		Novelis	Ba2	BB
	1,550,781	Term Loan, 4.700%, maturing July 06, 2014			1,493,402
	3,411,719	Term Loan, 4.700%, maturing July 06, 2014			3,285,485
		Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
	339,715	Term Loan, 4.381%, maturing May 08, 2014			318,907
	3,794,691	Term Loan, 4.440%, maturing May 08, 2014			3,562,266
		Tube City IMS Corporation	Ba3	BB
	162,162	Term Loan, 4.946%, maturing January 25, 2013			150,811
	1,324,459	Term Loan, 7.196%, maturing January 25, 2013			1,231,747
					11,306,135
North American Cable: 10.7%
		Atlantic Broadband	B1	B
	3,930,308	Term Loan, 4.95%, maturing August 10, 2012			3,763,270
		Bresnan Communications, LLC	B2	BB-
	4,750,000	Term Loan, 4.983%, maturing September 29, 2013			4,549,612
	1,253,061	Term Loan, 5.020%, maturing September 29, 2013			1,200,198
		Cequel Communications, LLC	B1	BB-
	38,219,247	Term Loan, 4.727%, maturing November 05, 2013			35,701,555
		Cequel Communications, LLC	Caa1	B-
	975,000	Term Loan, 7.373%, maturing May 05, 2014			844,594
		Charter Communications Operating, LLC	B1	B+
	42,574,453	Term Loan, 4.900%, maturing March 06, 2014			37,968,664
		CSC Holdings, Inc.	Ba1	BBB-
	7,093,397	Term Loan, 4.340%, maturing March 29, 2013			6,750,012
		Insight Midwest Holdings, LLC	B1	B+
	6,162,500	Term Loan, 4.690%, maturing April 06, 2014			5,906,645
		Knology, Inc.	B2	B
	2,977,500	Term Loan, 4.934%, maturing June 30, 2012			2,754,188
		Mediacom Broadband, LLC	Ba3	BB-
	2,651,250	Term Loan, 3.992%, maturing March 31, 2010			2,545,200
	10,459,101	Term Loan, 4.235%, maturing January 31, 2015			9,635,447
		Mediacom LLC Group	Ba3	BB-
	8,451,354	Term Loan, 4.235%, maturing January 31, 2015			7,745,311
		Quebecor Media, Inc.	B1	B
	3,910,000	Term Loan, 4.713%, maturing January 17, 2013			3,773,150
		San Juan Cable, LLC	B1	BB-
	3,912,518	Term Loan, 5.020%, maturing October 31, 2012			3,511,485
		WideOpenWest Finance, LLC	B2	B-
	5,833,333	Term Loan, 5.264%, maturing June 28, 2014			5,075,000
					131,724,331
Oil & Gas: 3.3%
		Alon USA	B1	BB
	1,729,620	Term Loan, 4.693%, maturing June 22, 2013			1,569,630
	216,202	Term Loan, 4.899%, maturing June 22, 2013			196,204

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008 (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Oil & Gas (continued)
		Calumet Lubricants Company	B1	BB-
$131,779		Term Loan, 6.534%, maturing January 03, 2015			$117,613
	1,012,160	Term Loan, 6.675%, maturing January 03, 2015			903,353
		Coffeyville Resources, LLC	B2	BB-
	1,203,165	Term Loan, 5.448%, maturing December 28, 2010			1,171,081
	1,388,065	Term Loan, 5.450%, maturing December 28, 2013			1,351,049
		CR Gas Storage	Ba3	BB-
	220,610	Term Loan, 4.550%, maturing May 13, 2011			212,888
	3,478,756	Term Loan, 4.534%, maturing May 12, 2013			3,356,999
	564,170	Term Loan, 4.589%, maturing May 12, 2013			544,424
	382,164	Term Loan, 4.600%, maturing May 12, 2013			368,788
		Energy Transfer Company, L.P.	Ba2	NR
	1,245,000	Term Loan, 4.508%, maturing February 08, 2012			1,214,098
		MEG Energy	Ba3	BB
	4,194,750	Term Loan, 4.693%, maturing April 03, 2013			3,978,020
	4,116,000	Term Loan, 4.700%, maturing April 03, 2013			3,899,910
		Semcrude, L.P.	Ba2	NR
	3,201,514	Term Loan, 4.899%, maturing March 01, 2011			3,145,488
		Targa Resources, Inc.	Ba3	B+
	2,934,444	Term Loan, 4.651%, maturing October 31, 2012			2,878,690
	3,463,940	Term Loan, 4.696%, maturing October 31, 2012			3,398,125
		Venoco, Inc.	Caa1	B
	3,000,000	Term Loan, 6.688%, maturing September 20, 2011			2,862,501
		Western Refining, Inc.	B1	BB-
	10,874,964	Term Loan, 4.649%, maturing May 30, 2014			9,678,718
					40,847,579
Other Broadcasting and Entertainment: 1.2%
		Deluxe Entertainment Services Group, Inc.	B1	B
	2,797,010	Term Loan, 4.934%, maturing May 11, 2013			2,447,384
	262,045	Term Loan, 4.946%, maturing May 11, 2013			229,290
	137,795	Term Loan, 4.946%, maturing May 11, 2013			120,571
		VNU	Ba3	B+
	12,802,145	Term Loan, 4.734%, maturing August 09, 2013			12,059,160
					14,856,405
Other Telecommunications: 2.8%
		Asurion Corporation	B2	B-
	13,250,000	Term Loan, 5.784%, maturing July 03, 2014			12,357,692
		BCM Ireland Holdings Ltd.	Ba3	BB
EUR	2,083,333	Term Loan, 6.606%, maturing September 30, 2014			3,034,518
EUR	2,083,333	Term Loan, 6.856%, maturing September 30, 2015			3,036,410
		Cavalier Telephone	B3	B-
	3,128,587	Term Loan, 10.500%, maturing December 31, 2012			2,592,816
		Gabriel Communications	B2	CCC+
	496,250	Term Loan, 6.050%, maturing May 31, 2014			450,347
		Hargray Communications Group, Inc.	B1	B
	681,971	Term Loan, 4.946%, maturing June 29, 2014			624,856
		Hawaiian Telcom Communications, Inc.	Ba3	B-
	2,818,023	Term Loan, 5.196%, maturing June 01, 2014			2,280,838
		Kentucky Data Link, Inc.	B1	B
	4,203,143	Term Loan, 4.631%, maturing February 26, 2014			3,929,939
		One Communications	B2	B-
	2,843,571	Term Loan, 6.813%, maturing June 30, 2012			2,530,779
		Time Warner Telecom Holdings, Inc.	Ba2	B
	3,179,750	Term Loan, 4.390%, maturing January 07, 2013			3,039,046
		U.S. Telepacific Corporation	B1	CCC+
	985,004	Term Loan, 6.835%, maturing August 04, 2011			935,754
					34,812,995
Personal & Nondurable Consumer Products: 4.3%
		Advantage Sales And Marketing	B2	B-
	3,801,607	Term Loan, 4.690%, maturing March 29, 2013			3,586,181
		Bushnell Performance Optics	Ba3	BB-
	1,741,250	Term Loan, 6.446%, maturing August 24, 2013			1,619,362
		Fender Musical Instruments Corporation	B2	B+
	1,166,667	Term Loan, 6.970%, maturing June 09, 2014			1,055,833
	2,315,833	Term Loan, 7.160%, maturing June 09, 2014			2,095,829
		Huish Detergents, Inc.	B1	B+
	3,275,250	Term Loan, 4.450%, maturing April 26, 2014			2,924,035
		Information Resources, Inc.	B1	B+
	435,159	Term Loan, 4.415%, maturing May 16, 2014			374,237

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008 (continued)

		Bank Loan
		Ratings†
		(Unaudited)
Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Personal & Nondurable Consumer Products (continued)
	Jarden Corporation	Ba3	BB-
$1,181,245	Term Loan, 4.446%, maturing January 24, 2012			$1,128,095
5,275,939	Term Loan, 4.446%, maturing January 24, 2012			5,038,548
992,500	Term Loan, 5.196%, maturing January 24, 2012			972,185
	KIK Custom Products, Inc.	B1	CCC+
72,805	Term Loan, 5.170%, maturing May 31, 2014			54,604
424,695	Term Loan, 5.170%, maturing May 31, 2014			318,521
	Mega Bloks, Inc.	B1	B
972,500	Term Loan, 8.250%, maturing July 26, 2012			865,525
	Natural Products Group, LLC	B1	B+
684,646	Term Loan, 4.992%, maturing March 08, 2014			406,223
	Norwood Promotional Products	NR	NR
29,887,086	Term Loan, 6.000%, maturing August 17, 2011			27,496,119
	Spectrum Brands, Inc.	B2	B-
1,119,394	Term Loan, 6.670%, maturing March 30, 2013			1,069,488
56,383	Term Loan, 6.828%, maturing March 30, 2013			53,870
	Totes Isotoner Corporation	B1	B
411,458	Term Loan, 5.143%, maturing January 31, 2013			339,453
	Yankee Candle Company, Inc.	Ba3	BB-
3,616,346	Term Loan, 4.606%, maturing February 06, 2014			3,316,707
				52,714,815
Personal, Food & Miscellaneous: 2.1%
	Acosta, Inc.	B1	B
2,426,326	Term Loan, 4.640%, maturing July 28, 2013			2,306,526
	Arbys Restaurant Group, Inc.	Ba3	BB
5,045,809	Term Loan, 4.859%, maturing July 25, 2012			4,787,211
	Culligan International Company	B2	B-
1,485,000	Term Loan, 4.813%, maturing November 24, 2012			1,061,775
	N.E.W. Customer Services Companies, Inc.	B1	B
4,665,486	Term Loan, 5.277%, maturing May 22, 2014			4,228,096
	NPC International	Ba3	B+
1,179,018	Term Loan, 4.459%, maturing May 03, 2013			1,102,382
	OSI Restaurant Partners, Inc.	B1	BB-
378,313	Term Loan, 4.920%, maturing June 14, 2013			327,335
4,433,853	Term Loan, 5.000%, maturing June 14, 2014			3,836,391
	QCE, LLC (Quiznos)	B2	B+
3,700,750	Term Loan, 4.985%, maturing May 05, 2013			3,181,102
	Reddy Ice Group, Inc.	Ba3	BB-
3,000,000	Term Loan, 4.460%, maturing August 09, 2012			2,598,750
	Sagittarius Brands, Inc.	B2	B
1,468,959	Term Loan, 9.500%, maturing March 29, 2013			1,145,788
	Sbarro, Inc.	Ba3	B+
495,000	Term Loan, 4.881%, maturing January 31, 2014			415,800
	Seminole Hard Rock Entertainment	B1	BB
1,000,000	Term Loan, 5.300%, maturing March 15, 2014			845,000
	U.S. Security Holdings, Inc.	B1	B+
585,671	Term Loan, 5.179%, maturing May 08, 2013			562,244
				26,398,400
Printing & Publishing: 8.6%
	American Achievement Corporation	Ba3	BB-
976,545	Term Loan, 4.862%, maturing March 25, 2011			964,339
	Ascend Media Holdings, LLC	B3	B
853,249	Term Loan, 6.842%, maturing January 31, 2012			733,794
	Black Press, Ltd.	Ba3	BB-
728,621	Term Loan, 4.649%, maturing August 02, 2013			665,778
1,200,082	Term Loan, 4.649%, maturing August 02, 2013			1,096,575
	Caribe Information Investments, Inc.	B1	B+
2,556,048	Term Loan, 4.785%, maturing March 31, 2013			2,300,444
	Cengage Learning, Inc.	B1	B+
12,912,531	Term Loan, 4.916%, maturing July 05, 2014			11,692,297
	Cenveo Corporation	Ba2	BB+
78,312	Term Loan, 4.349%, maturing June 21, 2013			74,299
3,839,489	Term Loan, 4.349%, maturing June 21, 2013			3,642,715
	Hanley Wood, LLC	B2	B
2,715,688	Term Loan, 4.953%, maturing March 08, 2014			2,104,658
	Idearc, Inc.	Ba3	BBB-
31,189,913	Term Loan, 4.687%, maturing November 17, 2014			26,027,982
	Intermedia Outdoor, Inc.	NR	NR
1,975,000	Term Loan, 5.696%, maturing January 31, 2013			1,678,750

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008 (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principle Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Printing & Publishing (continued)
		Mediannuaire Holding	NR	NR
EUR	825,000	Term Loan, 6.607%, maturing April 10, 2016			$1,077,446
EUR	825,000	Term Loan, 7.107%, maturing April 10, 2016			1,077,446
		Medimedia USA, Inc.	Ba3	BB-
1,231,250		Term Loan, 5.744%, maturing October 05, 2013			1,141,984
		Merrill Communications, LLC	B1	BB-
5,793,062		Term Loan, 4.686%, maturing May 15, 2011			4,982,033
		Nelson Canada	Ba3	BB-
4,975,000		Term Loan, 5.196%, maturing July 05, 2014			4,465,063
		PagesJaunes Groupe, S.A.	NR	NR
EUR	1,100,000	Term Loan, 5.857%, maturing October 24, 2013			1,566,039
		PBL Media	B1	B
AUD	24,331,191	Term Loan, 10.228%, maturing February 05, 2013			20,041,582
		Prism Business Media Holdings/ Penton Media, Inc.	B1	BB-
2,178,000		Term Loan, 5.138%, maturing February 01, 2013			1,775,070
		R.H. Donnelley Corporation	Ba1	BB
2,696,675		Term Loan, 4.076%, maturing June 30, 2011			2,641,393
707,304		Term Loan, 4.274%, maturing June 30, 2011			692,905
		Readers Digest	B1	B
4,331,250		Term Loan, 4.947%, maturing March 02, 2014			3,776,309
EUR	749,659	Term Loan, 6.374%, maturing March 02, 2014			979,582
		Source Media, Inc.	B1	B
3,518,257		Term Loan, 4.950%, maturing November 08, 2011			3,113,657
		Thomas Nelson Publishers	B1	B
2,292,500		Term Loan, 4.845%, maturing June 12, 2012			2,040,325
		Tribune Company	B2	B
496,250		Term Loan, 5.542%, maturing May 19, 2014			368,776
		Valassis Communications, Inc.	Ba2	BB
968,200		Term Loan, 4.450%, maturing March 02, 2014			916,563
320,000		Term Loan, 4.580%, maturing March 02, 2014			302,933
		Yell Group, PLC	Ba3	BB-
2,000,000		Term Loan, 4.381%, maturing February 10, 2013			1,820,000
EUR	2,000,000	Term Loan, 6.374%, maturing February 27, 2013			2,816,341
					106,577,078
Radio and TV Broadcasting: 6.2%
		Block Communications, Inc.	Ba1	BB+
1,221,875		Term Loan, 4.696%, maturing December 22, 2012			1,166,891
		Citadel Broadcasting Corporation	Ba3	BB-
11,300,000		Term Loan, 4.175%, maturing June 12, 2014			9,812,163
		CMP KC, LLC	NR	NR
2,039,494		Term Loan, 6.660%, maturing May 03, 2011			1,223,697
		CMP Susquehanna Corporation	B1	B-
7,384,929		Term Loan, 4.483%, maturing May 05, 2013			6,194,109
		Cumulus Media, Inc.	Ba3	B
2,816,326		Term Loan, 4.274%, maturing June 11, 2014			2,451,964
		Emmis Communication	B2	B+
1,202,188		Term Loan, 4.671%, maturing November 01, 2013			1,056,724
		Local TV Finance, LLC	Ba3	B+
3,374,500		Term Loan, 4.869%, maturing May 07, 2013			2,952,688
		Nexstar Broadcasting Group	Ba2	BB-
4,743,169		Term Loan, 4.446%, maturing October 01, 2012			4,434,863
4,490,282		Term Loan, 4.649%, maturing October 01, 2012			4,198,413
		Nextmedia Operating, Inc.	B1	B
3,986,747		Term Loan, 4.196%, maturing November 15, 2012			3,647,874
1,771,888		Term Loan, 6.529%, maturing November 15, 2012			1,621,277
		Paxson Communications	B1	CCC+
6,500,000		Term Loan, 5.963%, maturing January 15, 2012			5,265,000
		Regent Communications	B2	B+
2,152,174		Term Loan, 4.946%, maturing November 21, 2013			1,926,196
		Spanish Broadcasting Systems	B2	B-
4,363,784		Term Loan, 4.450%, maturing June 11, 2012			3,556,484
		Univision Communications, Inc.	Ba3	B
29,763,682		Term Loan, 5.118%, maturing September 29, 2014			25,226,595
		Univision Communications, Inc.	B3	CCC
2,195,925		Term Loan, 4.881%, maturing March 29, 2009			2,117,695
					76,852,633

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008 (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principle Amount		Borrower\Tranche Description	Moody’s	S&P	Market Value
Retail Stores: 7.2%
		Amscan Holdings, Inc.	B1	B
$1,980,000		Term Loan, 4.816%, maturing May 25, 2013			$1,732,500
		Burlington Coat Factory	B2	B-
3,744,684		Term Loan, 4.900%, maturing May 28, 2013			3,185,322
		CBR Fashion Holding	NR	NR
EUR	750,000	Term Loan, 6.507%, maturing July 20, 2015			1,001,174
EUR	690,000	Term Loan, 6.749%, maturing July 20, 2016			921,080
		Claires Stores, Inc.	B1	B
2,962,500		Term Loan, 5.413%, maturing May 29, 2014			2,372,314
		Dollar General Corporation	B2	B+
14,000,000		Term Loan, 5.649%, maturing July 06, 2014			12,981,108
		Dollarama Group, L.P.	Ba1	BB-
5,322,625		Term Loan, 4.649%, maturing November 18, 2011			5,109,720
		General Nutrition Centers, Inc.	B1	B-
4,752,000		Term Loan, 4.696%, maturing September 16, 2013			4,387,678
		Guitar Center, Inc.	B2	B-
5,200,000		Term Loan, 5.900%, maturing October 09, 2014			4,654,000
		Harbor Freight Tools USA, Inc.	B1	B+
7,704,526		Term Loan, 4.643%, maturing July 15, 2010			6,702,938
		Mapco Express, Inc.	B2	B+
2,056,754		Term Loan, 5.290%, maturing April 28, 2011			1,953,916
		Mattress Firm	B1	B+
990,019		Term Loan, 5.150%, maturing January 18, 2014			717,764
		Michaels Stores, Inc.	B2	B
7,649,618		Term Loan, 5.042%, maturing October 31, 2013			6,693,416
		Nebraska Book Company, Inc.	Ba2	B
3,335,172		Term Loan, 5.130%, maturing March 04, 2011			3,135,062
		Neiman Marcus Group, Inc.	Ba3	BB+
4,493,249		Term Loan, 4.758%, maturing April 06, 2013			4,312,584
		Oriental Trading Company, Inc.	B1	B+
2,395,274		Term Loan, 4.802%, maturing July 31, 2013			1,964,125
		Petco Animal Supplies, Inc.	B1	BB-
5,060,937		Term Loan, 5.025%, maturing October 26, 2013			4,706,672
		Phones 4U Group, Ltd.	NR	NR
GBP	1,615,726	Term Loan, 8.136%, maturing September 22, 2014			2,514,422
GBP	1,545,301	Term Loan, 8.886%, maturing September 22, 2015			2,406,356
		Rite Aid	Ba3	BB-
5,000,000		Term Loan, 4.227%, maturing June 04, 2014			4,727,500
		Sally Holding, LLC	B2	BB-
2,693,750		Term Loan, 5.060%, maturing November 16, 2013			2,581,369
		Sports Authority	B2	B-
2,947,500		Term Loan, 4.950%, maturing May 03, 2013			2,450,109
		Toys “R” Us, Inc.	B2	BB-
1,368,159		Term Loan, 6.969%, maturing July 19, 2012			1,337,946
		Vivarte	NR	NR
EUR	2,500,000	Term Loan, 6.363%, maturing June 28, 2015			2,984,519
EUR	2,500,000	Term Loan, 6.863%, maturing June 28, 2016			2,985,666
					88,519,260
Telecommunications Equipment: 1.2%
		CommScope, Inc.	Ba3	BB-
1,000,000		Term Loan, 5.192%, maturing December 27, 2014			960,000
		Macquarie UK Broadcast Ventures Ltd.	NR	NR
GBP	5,500,000	Term Loan, 7.951%, maturing December 01, 2014			9,538,210
		Sorenson Communications, Inc.	B1	B
4,729,689		Term Loan, 5.196%, maturing April 27, 2014			4,546,413
					15,044,623
Textiles & Leather: 0.5%
		Polymer Group, Inc.	B1	BB
3,854,360		Term Loan, 4.921%, maturing November 22, 2012			3,488,196
		St. John Knits International, Inc.	B1	BB
465,589		Term Loan, 5.381%, maturing March 21, 2012			435,326
		Targus Group, Inc.	B2	B
1,780,951		Term Loan, 7.063%, maturing November 22, 2012			1,528,649
					5,452,171
Utilities: 7.2%
		Boston Generating, LLC	B1	B+
1,062,345		Term Loan, 5.071%, maturing December 20, 2013			996,138
5,331,789		Term Loan, 4.946%, maturing December 20, 2013			4,999,507
1,794,089		Term Loan, 7.080%, maturing December 20, 2013			1,682,279

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008 (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principle Amount	Borrower\Tranche Description	Moody’s	S&P	Market Value
Utilities (continued)
		Calpine Corporation	B2	B+
$1,377,000		Revolver, 3.462%, maturing March 29, 2014			$1,204,875
	12,702,848	Term Loan, 5.575%, maturing March 29, 2014			12,321,763
		Cellnet Technology, Inc.	Ba2	NR
	1,545,670	Term Loan, 6.000%, maturing July 22, 2011			1,393,680
		Cellnet Technology, Inc.	B2	NR
	333,333	Term Loan, 5.000%, maturing October 22, 2011			292,778
		Coleto Creek WLE, L.P.	B1	BB-
	1,208,333	Revolver, 1.723%, maturing June 30, 2011			936,458
	764,331	Term Loan, 5.446%, maturing June 28, 2013			700,637
	5,187,424	Term Loan, 5.446%, maturing June 28, 2013			4,755,140
		FirstLight Power Resources, Inc.	B1	BB-
	1,834,852	Term Loan, 5.040%, maturing November 01, 2013			1,741,581
	792,683	Term Loan, 5.250%, maturing November 01, 2013			752,388
		FirstLight Power Resources, Inc.	B3	B-
	1,675,000	Term Loan, 7.125%, maturing May 01, 2014			1,482,375
		Infrastrux Group, Inc.	B2	B
	4,229,102	Term Loan, 6.881%, maturing November 03, 2012			3,890,774
		MACH Gen, LLC	B2	B+
	263,910	Term Loan, 4.446%, maturing February 22, 2013			253,684
	2,515,458	Term Loan, 4.638%, maturing February 22, 2014			2,417,984
		NRG Energy, Inc.	Ba1	BB
	12,161,075	Term Loan, 4.196%, maturing February 01, 2013			11,714,922
		NSG Holdings, LLC	Ba2	BB
	244,898	Term Loan, 4.350%, maturing June 15, 2014			227,755
	1,848,813	Term Loan, 4.350%, maturing June 15, 2014			1,719,397
		Texas Competitive Electric Holdings Company, LLC	Ba3	B+
	5,965,013	Term Loan, 6.256%, maturing October 10, 2014			5,628,801
	2,241,244	Term Loan, 6.262%, maturing October 10, 2014			2,112,652
	5,819,347	Term Loan, 6.301%, maturing October 10, 2014			5,469,459
		TPF Generation Holdings, LLC	Ba3	BB-
	1,415,762	Revolver, 6.830%, maturing December 15, 2013			1,353,469
	1,916,282	Term Loan, 4.696%, maturing December 15, 2013			1,831,965
	5,726,958	Term Loan, 4.696%, maturing December 15, 2013			5,474,971
		TPF Generation Holdings, LLC	B3	B-
	2,000,000	Term Loan, 6.946%, maturing December 15, 2014			1,817,500
		Viridian Group, PLC	NR	NR
EUR	1,310,694	Term Loan, 8.526%, maturing December 19, 2012			1,820,582
GBP	1,320,000	Term Loan, 9.621%, maturing December 19, 2012			2,330,019
		Wolf Hollow I, L.P.	B1	B+
	850,000	Term Loan, 4.636%, maturing June 22, 2012			777,750
	3,400,000	Term Loan, 4.631%, maturing June 22, 2012			3,111,000
	3,977,232	Term Loan, 4.946%, maturing June 22, 2012			3,639,167
					88,851,450
		Total Senior Loans (Cost $1,607,948,722)			1,485,176,609
OTHER CORPORATE DEBT: 0.4%
Automobile: 0.4%
		Avis Budget Car Rental	Ba1	BB-
	750,000	Floating Rate Note, 5.565%, maturing May 15, 2014			643,125
		Navistar International Corporation	NR	BB-
	1,200,000	Unsecured Term Loan, 6.045%, maturing January 19, 2012			1,134,000
	3,300,000	Unsecured Term Loan, 6.234%, maturing January 19, 2012			3,118,500
		Total Other Corporate Debt (Cost $5,025,000)			4,895,625

EQUITIES AND OTHER ASSETS: 0.0%

	Description		Market Value USD
(@), (R)	Decision One Corporation (463,664 Common Shares)		$—
(2), (@), (R)	Neoplan USA Corporation (1,627 Common Shares)		—
(2), (@), (R)	Neoplan USA Corporation (170 Series B Preferred Shares)		—
(2), (@), (R)	Neoplan USA Corporation (102 Series C Preferred Shares)		—
(2), (@), (R)	Neoplan USA Corporation (331 Series D Preferred Shares)		—
(@), (R)	Norwood Promotional Products, Inc. (80,087 Common Shares)		—
(@), (R)	Norwood Promotional Products, Inc. (Contingent Value Rights)		372,001
(@), (R)	Safelite Realty Corporation (30,003 Common Shares)		240,024
	Total for Equities and Other Assets (Cost $1,048,389)		612,025
	Total Investments (Cost $1,614,247,111)**	120.8%	$1,490,684,259
	Other Assets and Liabilities - Net	(20.8)	(256,982,531)
	Net Assets	100.0%	$1,233,701,728

*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa are considered to be below investment grade.
NR	Not Rated

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008 (continued)

(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
**	For Federal Income Tax purposes cost of investments is $1,614,647,546.

Net unrealized depreciation consists of the following:
	Gross Unrealized Appreciation	$11,608,092
	Gross Unrealized Depreciation	(135,571,379)
	Net Unrealized Depreciation	$(123,963,287)

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008 (continued)

At May 31, 2008 the following forward foreign currency contracts were outstanding for ING Senior Income Fund :

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/(Depreciation)
				USD
Euro
EUR	100,000	Buy	06/13/08	155,532	$155,462	$(70)
Euro
EUR	760,000	Buy	06/13/08	1,198,072	1,181,510	(16,562)
Euro
EUR	1,520,000	Buy	07/15/08	2,392,039	2,359,288	(32,751)
British Pound Sterling
GBP	240,000	Buy	06/13/08	476,237	474,848	(1,389)
British Pound Sterling
GBP	5,730,000	Buy	06/13/08	11,324,772	11,337,002	12,230
British Pound Sterling
GBP	320,000	Buy	07/15/08	633,530	631,558	(1,972)
British Pound Sterling
GBP	240,000	Buy	08/15/08	474,096	472,501	(1,595)
Australian Dollar
AUD	4,364,000	Sell	06/13/08	4,064,542	4,166,361	(101,819)
Australian Dollar
AUD	2,182,000	Sell	06/13/08	2,020,030	2,083,181	(63,151)
Australian Dollar
AUD	8,728,000	Sell	07/15/08	7,913,328	8,296,356	(383,028)
Australian Dollar
AUD	6,546,000	Sell	08/15/08	6,008,770	6,195,998	(187,228)
Euro
EUR	16,490,000	Sell	06/13/08	24,875,742	25,635,662	(759,920)
Euro
EUR	360,000	Sell	06/13/08	570,938	559,663	11,275
Euro
EUR	7,815,000	Sell	06/13/08	12,141,228	12,149,345	(8,117)
Euro
EUR	585,000	Sell	06/13/08	906,937	909,452	(2,515)
Euro
EUR	32,780,000	Sell	07/15/08	51,533,438	50,879,917	653,521
Euro
EUR	480,000	Sell	07/15/08	760,056	745,038	15,018
Euro
EUR	780,000	Sell	07/15/08	1,207,323	1,210,687	(3,364)
Euro
EUR	650,000	Sell	07/15/08	1,015,118	1,008,906	6,212
Euro
EUR	8,130,000	Sell	07/15/08	12,609,549	12,619,089	(9,540)
Euro
EUR	360,000	Sell	08/15/08	569,138	557,902	11,236
Euro
EUR	23,445,000	Sell	08/15/08	36,312,319	36,333,350	(21,031)
Euro
EUR	585,000	Sell	08/15/08	904,018	906,590	(2,572)
Euro
EUR	390,000	Sell	08/15/08	608,037	604,394	3,643
Euro
EUR	260,000	Sell	09/15/08	404,695	402,299	2,396
British Pound Sterling
GBP	3,980,000	Sell	06/13/08	7,848,918	7,874,567	(25,649)
British Pound Sterling
GBP	1,990,000	Sell	06/13/08	3,913,554	3,937,283	(23,729)
British Pound Sterling
GBP	7,960,000	Sell	07/15/08	15,776,720	15,709,998	66,722
British Pound Sterling
GBP	5,970,000	Sell	08/15/08	11,688,066	11,753,458	(65,392)
Swedish Krona
SEK	8,358,000	Sell	06/13/08	1,342,349	1,392,217	(49,868)
Swedish Krona
SEK	4,179,000	Sell	06/13/08	693,797	696,108	(2,311)
Swedish Krona
SEK	16,716,000	Sell	07/15/08	2,802,112	2,779,445	22,667
Swedish Krona
SEK	12,537,000	Sell	08/15/08	2,074,223	2,080,840	(6,617)
				$227,219,223	$228,100,275	$(965,270)

ING Senior Income Fund	PORTFOLIO OF INVESTMENTS REPORT As of May 31, 2008 (continued)

Fair Value Measurements - Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•    Level 1 - quoted prices in active markets for identical investments

•    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	1,461,439,408	(965,270)
Level 3- Significant Unobservable Inputs	29,244,851	—
Total	$1,490,684,259	$(965,270)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of May 31, 2008, were as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 02/29/08	$19,191,844	$—
Net purchases (sales)	6,366,030	—
Total realized and unrealized gain (loss)	2,891,854	—
Amortization of premium/discount	795,123	—
Transfers in and/or out of Level 3	—	—
Balance at 05/31/08	$29,244,851	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 30, 2008